Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net	Property and equipment, net, consisted of the following:
	June 30, 2023	December 31, 2022
Bakery production equipment	$1,622,027	$1,618,358
Automobiles	80,943	85,149
Office equipment and furniture	653,578	596,579
Leasehold improvements	6,117,012	6,289,217
Subtotal	8,473,560	8,589,303
Less: accumulated depreciation	(2,993,748)	(2,717,528)
Property and equipment, net	$5,479,812	$5,871,775